SHARE CAPITAL AND RESERVES (Details 3) - $ / shares	Jun. 30, 2026	Mar. 31, 2026
SHARE CAPITAL AND RESERVES
Number of warrants, beginning	4,807,693	4,807,693
Number of warrants, ending	4,807,693	4,807,693
Weighted average exercise price, beginning	$ 0.08	$ 0.08
Weighted average exercise price, ending	$ 0.08	$ 0.08